Allowance for Doubtful Accounts - Summary of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Allowance For Doubtful Accounts Receivable Rollforward
Beginning Balance of Year	$ 73	$ 72	$ 10
Charged (Released) to Expenses	134	106	354
Write-Offs		(105)	(292)
Ending Balance of Year	$ 207	$ 73	$ 72